UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street
         Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     April 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $175,705 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    25827   665306 SH       SOLE                   665306        0        0
COINSTAR INC                   COM              19259P300     9631   164852 SH       SOLE                   164852        0        0
DANA HLDG CORP                 COM              235825205    21487  1205127 SH       SOLE                  1205127        0        0
EARTHLINK INC                  COM              270321102      920   170067 SH       SOLE                   170067        0        0
ENERGYSOLUTIONS INC            COM              292756202     4401  1173599 SH       SOLE                  1173599        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    50389  1345504 SH       SOLE                  1345504        0        0
HORIZON PHARMA INC             COM              44047T109     1411   520832 SH       SOLE                   520832        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    34212   466228 SH       SOLE                   466228        0        0
MFA FINANCIAL INC              COM              55272X102    19069  2046017 SH       SOLE                  2046017        0        0
SPANISH BROADCASTING SYS INC   CL A NEW         846425833      148    57251 SH       SOLE                    57251        0        0
WALTER INVT MGMT CORP          COM              93317W102     8210   220392 SH       SOLE                   220392        0        0